Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Summary of Inventories
Inventories as of December 31, 2021 and 2022 are as follows:

		2021
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	3,655,588	(1,247)	3,654,341
Merchandises		512	—	512
Work-in-progress		180,220	—	180,220
Finished goods		27,254	—	27,254
Supplies		2,541,028	(3,869)	2,537,159
Inventories-in-transit		1,195,148	—	1,195,148
Other inventories		13,548	—	13,548

	￦	7,613,298	(5,116)	7,608,182

		2022
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	4,522,171	(1,350)	4,520,821
Merchandises		1,001	—	1,001
Work-in-progress		172,089	(75)	172,014
Finished goods		52,642	(57)	52,585
Supplies		2,814,377	—	2,814,377
Inventories-in-transit		2,356,444	—	2,356,444
Other inventories		13,490	—	13,490

	￦	9,932,214	(1,482)	9,930,732